Taxes - Summary of Income Tax Relating to Components of Deferred Tax Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax relating to components of other comprehensive income [abstract]
Derivatives	$ 34	$ 77	$ (64)
Other	(8)	7	(2)
Deferred income tax expense/(benefit) via other comprehensive income	$ 26	$ 84	$ (66)